Note 16 - Impairment (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of impairment loss [text block]
	Years ended December 31
	2024	2023	2022
Impairment on mineral properties interests	$100,873	$-	$-
Impairment on assets held for sale	-	-	5,506
Total transactions for the year	$100,873	$-	$5,506